Consolidated Balance Sheets - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Current Assets
Cash and cash equivalents		$ 21,093
Total Current Assets		21,093
Total Assets	$ 0	$ 21,093
Current Liabilities:
Accounts payable	6,055
Loan from shareholder	2,875	$ 2,875
Total Current Liabilities	8,930	2,875
Total Liabilities	$ 8,930	$ 2,875
Stockholders' (Deficit) Equity:
Preferred Stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding as of March 31, 2015 and 2014
Common stock, $0.001 par value, no par value 250,000,000, 1,000,000 shares authorized 30,573,200, 1,000,000 shares issued and outstanding as of March 31, 2015 and 2014	$ 30,573	$ 30,573
Additional paid in capital	4,727	4,727
Accumulated deficit	(44,230)	(17,082)
Total Stockholders' (Deficit) Equity	(8,930)	18,218
Total Liabilities and Stockholders' (Deficit) Equity	0	21,093
Content Checked Inc [Member]
Current Assets
Cash and cash equivalents	1,246,197	$ 126,878
Prepaid expenses	3,000
Total Current Assets	1,249,197	$ 126,878
Capitalized software, net	10,551	13,551
Total Assets	1,259,748	140,430
Current Liabilities:
Accounts payable and accrued liabilities	5,000	3,204
Accrued liabilities - related party	267,162	$ 82,276
Secured note	250,000
Unsecured notes	1,403,450
Due to related party	597,242	$ 145,979
Total Liabilities	2,522,854	231,459
Stockholders' (Deficit) Equity:
Common stock, $0.001 par value, no par value 250,000,000, 1,000,000 shares authorized 30,573,200, 1,000,000 shares issued and outstanding as of March 31, 2015 and 2014	310,000	310,000
Accumulated deficit	(1,573,106)	(401,029)
Total Stockholders' (Deficit) Equity	(1,263,106)	(91,029)
Total Liabilities and Stockholders' (Deficit) Equity	$ 1,259,748	$ 140,430